CONSOLIDATED FINANCIAL STATEMENTS - Joint ventures (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Joint ventures
Net income (loss)		R$ 15,558,938	R$ 2,388,054	R$ 1,216,887
Total comprehensive income (loss)		16,812,883	4,653,996	1,589,369
Results in operations with subsidiary and joint ventures (note 3.4)		511,514
Amount of the additional interest		511,514
Joint ventures
Joint ventures
Net income (loss)		959,116	249,158	(21,548)
Total comprehensive income (loss)		R$ 959,116	R$ 249,158	R$ (21,548)
Bradley Steel Processors
Joint ventures
Equity Interests (as a percent)	[1]	50.00%	50.00%	50.00%
MRM Guide Rail
Joint ventures
Equity Interests (as a percent)	[1]	50.00%	50.00%	50.00%
Gerdau Corsa S.A.P.I de C.V.
Joint ventures
Equity Interests (as a percent)	[1]	75.00%	70.00%	70.00%
Capital increase				R$ 463,990
Results in operations with subsidiary and joint ventures (note 3.4)		R$ 511,514
Amount of the additional interest		R$ 511,514
Gerdau Corsa S.A.P.I de C.V. | Minimum
Joint ventures
Equity Interests (as a percent)		70.00%
Gerdau Corsa S.A.P.I de C.V. | Maximum
Joint ventures
Equity Interests (as a percent)		75.00%
Gerdau Metaldom Corp.
Joint ventures
Equity Interests (as a percent)	[1]	50.00%	50.00%	50.00%
Gerdau Summit Acos Fundidos e Forjados S.A.
Joint ventures
Equity Interests (as a percent)	[1]	58.73%	58.73%	58.73%
Diaco S.A.
Joint ventures
Equity Interests (as a percent)	[1]	49.87%	49.87%	49.87%
Juntos Somos Mais Fidelizacao S.A.
Joint ventures
Equity Interests (as a percent)	[1]	27.50%	27.50%	27.50%

[1]	The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly held in the joint venture.